Document and Entity Information	May 17, 2021
Cover [Abstract]
Entity Registrant Name	UNITEDHEALTH GROUP INC
Amendment Flag	false
Entity Central Index Key	0000731766
Document Type	8-K
Document Period End Date	May 17, 2021
Entity Incorporation State Country Code	DE
Entity File Number	1-10864
Entity Tax Identification Number	41-1321939
Entity Address, Address Line One	UnitedHealth Group Center
Entity Address, Address Line Two	9900 Bren Road East
Entity Address, City or Town	Minnetonka
Entity Address, State or Province	MN
Entity Address, Postal Zip Code	55343
City Area Code	(952)
Local Phone Number	936-1300
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $.01 par value
Trading Symbol	UNH
Security Exchange Name	NYSE
Entity Emerging Growth Company	false